Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr 25, 2013
Registrant Name	DWS VARIABLE SERIES I
Central Index Key	0000764797
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	May 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Core Equity VIP

The following changes are effective on or about July 12, 2013:

The following information replaces existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Management process. In choosing stocks, portfolio management combines quantitative screens with fundamental research. Portfolio management begins by utilizing proprietary quantitative models to rank securities within specific industry groups based on a number of factors, including valuation, momentum, sales growth and profitability. Portfolio management then applies a range of fundamental factors, including macroeconomic views and economic outlook, secular themes and company fundamentals, to construct the portfolio. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company’s fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given industry.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	dvs1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Core Equity VIP

The following changes are effective on or about July 12, 2013:

The following information replaces existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Management process. In choosing stocks, portfolio management combines quantitative screens with fundamental research. Portfolio management begins by utilizing proprietary quantitative models to rank securities within specific industry groups based on a number of factors, including valuation, momentum, sales growth and profitability. Portfolio management then applies a range of fundamental factors, including macroeconomic views and economic outlook, secular themes and company fundamentals, to construct the portfolio. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company’s fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given industry.

DWS Core Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Core Equity VIP

The following changes are effective on or about July 12, 2013:

The following information replaces existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Management process. In choosing stocks, portfolio management combines quantitative screens with fundamental research. Portfolio management begins by utilizing proprietary quantitative models to rank securities within specific industry groups based on a number of factors, including valuation, momentum, sales growth and profitability. Portfolio management then applies a range of fundamental factors, including macroeconomic views and economic outlook, secular themes and company fundamentals, to construct the portfolio. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company’s fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given industry.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013